CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY (DEFICIT):
Preferred stock authorized	100,000,000	100,000,000
Preferred stock par value	$ 0.0001	$ 0.0001
Preferred stock issued	111	111
Preferred stock outstanding	111	111
Common stock authorized	800,000,000	800,000,000
Common stock par value	$ 0.0001	$ 0.0001
Common stock issued	1,500,878	368,200
Common stock outstanding	1,500,878	368,200